Related Parties	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Related Parties

NOTE 4 – RELATED PARTIES

The sole director and officer of the Company has receivables due from him of $11,333 and $- as of December 31, 2017 and 2016, respectively.

The sole director and officer is the owner of M & M (see Note 3) which leases the Haltom City, Texas facility to the Company. The monthly lease payment is currently $6,500. The Company incurred rent expense of $82,250 and $65,302, respectively, to M & M.

The Company has accounts payable to M&M of $23,978 and $0 as of December 31, 2017 and 2016, respectively.